NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details 4) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Cash	$ 3,047	$ 997
Brokerage Accounts	180,587
Total	183,634
Level 3 [Member]
Cash	0
Brokerage Accounts	0
Total	0
Level 2 [Member]
Cash	0
Brokerage Accounts	0
Total	0
Level 1 [Member]
Cash	3,047
Brokerage Accounts	180,587
Total	$ 183,634